Accounts Receivable and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Summary of Accounts Receivable and Other Receivables

As at	March 31,
	2023	2022
	$	$
Trade accounts receivable, net	90,007	98,289
Other receivables	2,446	2,578
	92,453	100,867